Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended				6 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024		Apr. 30, 2025	Apr. 30, 2024
Statement of comprehensive income [abstract]
Net income	$ 2,032	$ 993	$ 2,092	[1]	$ 3,025	$ 4,291	[1]
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	(1,847)	1,645	753		(202)	(999)
Net gains (losses) on hedges of net investments in foreign operations	539	(683)	(375)		(144)	241
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	(21)	4	4		(17)	(1)
Net gains (losses) on hedges of net investments in foreign operations	149	(190)	(106)		(41)	62
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	(1,436)	1,148	480		(288)	(819)
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	1,164	140	(1,712)		1,304	666
Reclassification of net (gains) losses to net income	(1,056)	(107)	1,435		(1,163)	(103)
Income tax expense (benefit):
Net gains (losses) in fair value	311	32	(458)		343	181
Reclassification of net (gains) losses to net income	(286)	(24)	385		(310)	(17)
Other comprehensive income net of tax available for sale financial assets net of tax	83	25	(204)		108	399
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	2,522	(204)	(723)		2,318	924
Reclassification of net (gains) losses to net income	(1,759)	663	(89)		(1,096)	(234)
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	758	(32)	(235)		726	262
Reclassification of net (gains) losses to net income	(561)	155	13		(406)	(59)
Other comprehensive income net of tax cash flow hedges	566	336	(590)		902	487
Net changes in finance income/(expense) from insurance contracts:
Net finance income/(expense) from insurance contracts	(2)	5	(1)		3	7
Income tax expense (benefit)	(1)	1	(1)			1
Other comprehensive income on finance income/(expense) from insurance contracts	(1)	4			3	6
Other comprehensive income (loss) from investments in associates	110	(62)	1		48	(3)
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	(255)	260	289		5	(241)
Income tax expense (benefit)	(69)	78	81		9	(72)
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	(186)	182	208		(4)	(169)
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	49	4	(59)		53	181
Income tax expense (benefit)	34	(8)	(36)		26	24
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	15	12	(23)		27	157
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	512	(264)	(474)		248	(885)
Income tax expense (benefit)	142	(73)	(132)		69	(246)
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	370	(191)	(342)		179	(639)
Other comprehensive income (loss) from investments in associates	14	(7)			7	1
Other comprehensive income (loss)	(465)	1,447	(470)		982	(580)
Comprehensive income (loss)	1,567	2,440	1,622		4,007	3,711
Comprehensive income (loss) attributable to non-controlling interests	(7)	(65)	60		(72)	42
Comprehensive income (loss) attributable to equity holders of the Bank	1,574	2,505	1,562		4,079	3,669
Preferred shareholders and other equity instrument holders	135	122	123		257	231
Common shareholders	$ 1,439	$ 2,383	$ 1,439		$ 3,822	$ 3,438

[1]	Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.